Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 99.89%
Communication services: 11.22%
Entertainment: 1.41%
Activision Blizzard Incorporated	144,805	$ 13,204,768
Netflix Incorporated †	3,300	1,694,451
Roku Incorporated †	5,655	1,939,495
		16,838,714
Interactive media & services: 9.81%
Alphabet Incorporated Class A †	24,395	57,413,633
Alphabet Incorporated Class C †	7,010	16,894,941
Facebook Incorporated Class A †	131,935	42,889,430
		117,198,004
Consumer discretionary: 15.48%
Hotels, restaurants & leisure: 1.53%
Chipotle Mexican Grill Incorporated †	12,240	18,262,447
Internet & direct marketing retail: 9.81%
Amazon.com Incorporated †	33,795	117,181,459
Specialty retail: 2.41%
The Home Depot Incorporated	33,400	10,810,578
The TJX Companies Incorporated	252,980	17,961,580
		28,772,158
Textiles, apparel & luxury goods: 1.73%
lululemon athletica Incorporated †	15,500	5,196,685
Nike Incorporated Class B	117,045	15,522,508
		20,719,193
Consumer staples: 1.42%
Beverages: 0.95%
Boston Beer Company Incorporated Class A †	9,300	11,313,357
Personal products: 0.47%
The Estee Lauder Companies Incorporated Class A	18,075	5,671,935
Financials: 4.64%
Capital markets: 4.64%
MarketAxess Holdings Incorporated	74,255	36,270,597
MSCI Incorporated	23,365	11,350,016
Tradeweb Markets Incorporated Class A	97,075	7,890,256
		55,510,869
Health care: 9.99%
Biotechnology: 0.43%
Seagen Incorporated †	35,380	5,086,229
Health care equipment & supplies: 6.15%
Abbott Laboratories	150,670	18,092,454
Boston Scientific Corporation †	234,394	10,219,578
See accompanying notes to portfolio of investments

Wells Fargo Large Cap Growth Fund  |  1

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Edwards Lifesciences Corporation †	270,980	$ 25,884,010
Insulet Corporation †	20,100	5,933,922
Stryker Corporation	50,770	13,333,725
		73,463,689
Health care technology: 0.62%
Veeva Systems Incorporated Class A †	26,120	7,377,594
Life sciences tools & services: 0.86%
Agilent Technologies Incorporated	77,370	10,339,727
Pharmaceuticals: 1.93%
Horizon Therapeutics plc †	33,285	3,149,427
Zoetis Incorporated	115,325	19,954,685
		23,104,112
Industrials: 10.75%
Air freight & logistics: 3.12%
FedEx Corporation	63,350	18,391,139
United Parcel Service Incorporated Class B	93,025	18,964,077
		37,355,216
Commercial services & supplies: 1.19%
Copart Incorporated †	114,560	14,263,866
Electrical equipment: 1.05%
Generac Holdings Incorporated †	32,910	10,661,195
Plug Power Incorporated †	64,900	1,850,299
		12,511,494
Professional services: 0.93%
CoStar Group Incorporated †	13,015	11,120,406
Road & rail: 4.46%
CSX Corporation	104,745	10,553,059
Norfolk Southern Corporation	79,195	22,114,412
Uber Technologies Incorporated †	231,125	12,658,716
Union Pacific Corporation	35,690	7,926,392
		53,252,579
Information technology: 43.91%
IT services: 17.34%
Fidelity National Information Services Incorporated	73,048	11,169,039
Global Payments Incorporated	83,290	17,876,533
MasterCard Incorporated Class A	138,150	52,781,589
MongoDB Incorporated †	22,000	6,544,120
PayPal Holdings Incorporated †	173,555	45,521,741
Shopify Incorporated Class A †	2,890	3,417,454
Snowflake Incorporated Class A †	28,140	6,516,943
Square Incorporated Class A †	53,660	13,137,041
Twilio Incorporated Class A †	42,825	15,751,035
Visa Incorporated Class A	147,785	34,516,665
		207,232,160
See accompanying notes to portfolio of investments

2  |  Wells Fargo Large Cap Growth Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 5.38%
Microchip Technology Incorporated	171,140	$ 25,720,631
NVIDIA Corporation	41,090	24,669,614
Texas Instruments Incorporated	76,685	13,842,409
		64,232,654
Software: 16.44%
Adobe Incorporated †	5,655	2,874,663
Crowdstrike Holdings Incorporated Class A †	24,190	5,043,857
Dynatrace Incorporated †	255,160	13,278,526
Microsoft Corporation	457,540	115,382,437
RingCentral Incorporated Class A †	69,035	22,018,713
ServiceNow Incorporated †	45,770	23,176,555
UiPath Incorporated Class A †«	12,113	872,136
Unity Software Incorporated †	51,710	5,252,702
Workday Incorporated Class A †	34,550	8,533,850
		196,433,439
Technology hardware, storage & peripherals: 4.75%
Apple Incorporated	431,755	56,758,512
Materials: 2.48%
Chemicals: 2.48%
Ecolab Incorporated	24,405	5,469,649
Linde plc	84,480	24,147,763
		29,617,412
Total Common stocks (Cost $494,620,386)		1,193,617,225

		Yield
Short-term investments: 0.42%
Investment companies: 0.42%
Securities Lending Cash Investments LLC ♠		0.03%	2,551,457	2,551,457
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	2,502,857	2,502,857
Total Short-term investments (Cost $5,054,314)				5,054,314
Total investments in securities (Cost $499,674,700)	100.31%			1,198,671,539
Other assets and liabilities, net	(0.31)			(3,721,550)
Total net assets	100.00%			$1,194,949,989

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

Wells Fargo Large Cap Growth Fund  |  3

Portfolio of investments—April 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$56,959,520	$(54,408,063)	$0	$0	$2,551,457		2,551,457	$662#
Wells Fargo Government Money Market Fund Select Class	2,815,713	138,334,515	(138,647,371)	0	0	2,502,857		2,502,857	960
				$0	$0	$5,054,314	0.42%		$1,622

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Large Cap Growth Fund

Notes to portfolio of investments—April 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Wells Fargo Large Cap Growth Fund  |  5

Notes to portfolio of investments—April 30, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$134,036,718	$0	$0	$134,036,718
Consumer discretionary	184,935,257	0	0	184,935,257
Consumer staples	16,985,292	0	0	16,985,292
Financials	55,510,869	0	0	55,510,869
Health care	119,371,351	0	0	119,371,351
Industrials	128,503,561	0	0	128,503,561
Information technology	524,656,765	0	0	524,656,765
Materials	29,617,412	0	0	29,617,412
Short-term investments
Investment companies	5,054,314	0	0	5,054,314
Total assets	$1,198,671,539	$0	$0	$1,198,671,539
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Large Cap Growth Fund